Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Accounts and Transactions with Related Parties

	2025	2024
Accounts receivable -
Banco General, S.A.	$3,131	$2,838
Panama Air Cargo Terminal	86	138
	$3,217	$2,976
Accounts payable -
Assa Compañía de Seguros, S.A.	$796	$686
Panama Air Cargo Terminal	431	560
Motta Internacional, S.A.	46	11
Desarrollos Inmobiliarios del Este, S.A.	40	31
GBM International, Inc.	20	6
Galindo, Arias & López	—	330
	$1,333	$1,624

Summary of Related Party Transactions
Transactions with related parties for the year ended December 31 are as follows:

Related party	Type of transactions	Amount of transaction 2025	Amount of transaction 2024	Amount of transaction 2023
ASSA Compañía de Seguros, S.A.	Insurance	12,901	13,247	12,116
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,266	3,382	3,564
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	5,129	4,875	4,572
Panama Air Cargo Terminal	Handling	4,308	3,509	3,889
Motta Internacional, S.A.	Purchase	1,276	1,199	1,013
Galindo, Arias & López	Legal services	—	395	407
GBM International, Inc.	Technological support	109	73	51
Global Brands, S.A.	Purchase	10	2	83
Televisora Nacional, S.A.	Communications	15	—	—
Banco General, S.A.	Interest income,net	$(5,609)	$(3,710)	$(2,368)

Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2025	2024	2023
Short-term employee benefits	$4,906	$5,221	$4,975
Post-employment pension	94	100	96
Share-based payments	2,978	2,748	1,548
	$7,978	$8,069	$6,619